Summary of Significant Accounting Policies (Details 4)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Significant Accounting Policy
Value-added tax charged to customers	$ 10,195,554		¥ 49,839,169		¥ 66,205,852
Input VAT paid for purchase of corn but not yet validated by the PRC Taxing Authority	$ 7,709,034		57,950,944		50,059,386
Consumption tax rate (as a percent)	5.00%	5.00%
Consumption tax netted against sales revenue		¥ 0	76,564,421	¥ 80,054,943
Consumption tax payable			11,650,764		0
Retirement and other postretirement benefits
Expense for employee benefits	$ 1,596,849	10,369,297	9,808,692	9,194,271
Uncertain tax positions			0		¥ 0
Estimated interest costs and penalties provided for uncertain tax positions		¥ 0	0	0
PRC
Retirement and other postretirement benefits
Statute of limitations period	5 years	5 years
Threshold percentage to determine whether statutory surplus reserves can be converted into capital	25.00%	25.00%
Required minimum percentage of after-tax-profit allocated to statutory surplus reserve	10.00%	10.00%
Threshold percentage of statutory surplus reserves of the registered capital, used as criteria of allocation requirement	50.00%	50.00%
Transfer to statutory reserves	$ 1,984,333	¥ 12,885,465	¥ 7,921,066	¥ 7,954,033
PRC | Shandong Borun
Retirement and other postretirement benefits
Annual percentage of after-tax-profit allocated to statutory surplus reserve	10.00%	10.00%
PRC | Daqing Borun
Retirement and other postretirement benefits
Annual percentage of after-tax-profit allocated to statutory surplus reserve	10.00%	10.00%
Minimum
Significant Accounting Policy
Value added tax rate (as a percent)	0.00%	0.00%
Maximum
Significant Accounting Policy
Value added tax rate (as a percent)	17.00%	17.00%